Offerings - Offering: 1	Sep. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	7,079,646
Proposed Maximum Offering Price per Unit	56.50
Maximum Aggregate Offering Price	$ 399,999,999
Amount of Registration Fee	$ 55,240
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant initially deferred payment of all of the registration fee for Registration Statement on Form S-3ASR (File No. 333-285426) filed on February 28, 2025 (the "Registration Statement"). This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Table” table in the Registration Statement. The prospectus to which this Exhibit 107 is attached is a final prospectus supplement for the related offering.